Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
					Investment Based On:
			Average
	Summary		Summary	Average		S&P 600
	Compensation	Compensation	Compensation	Compensation		Small Cap		Diluted
	Table Total	Actually Paid	Table Total for	Actually Paid	Company	Financials	Net	Earnings
	for PEO	to PEO	Other NEOs	to Other NEOs	TSR	TSR	Income	per Share
Year	($)	($)(1)	($)	($)(1)	($)(2)	($)(2)	($mm)	($)
2025	15,500,252	4,252,992	2,139,390	887,760	74.68	149.81	56.25	1.64
2024	7,575,160	8,601,703	2,256,593	2,312,669	116.46	137.17	108.17	3.19
2023	4,821,113	4,679,223	2,033,001	2,042,895	129.65	115.27	107.36	3.18
2022	4,775,116	(7,712,630)	1,899,621	(2,818,053)	88.85	109.58	213.82	6.36
2021	7,558,968	19,975,036	2,928,087	7,305,891	167.00	127.44	265.76	8.15
(1)	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	William M. Walker	Gregory A. Florkowski, Stephen P. Theobald, Daniel J. Groman and Paula A. Pryor

2024	William M. Walker	Gregory A. Florkowski, Stephen P. Theobald, Daniel J. Groman and Paula A. Pryor

2023	William M. Walker	Gregory A. Florkowski, Howard W. Smith, Stephen P. Theobald, and Richard M. Lucas
2022	William M. Walker	Gregory A. Florkowski, Howard W. Smith, Stephen P. Theobald, Richard M. Lucas and Paula A. Pryor

2021	William M. Walker	Stephen P. Theobald, Howard W. Smith, Richard M. Lucas and Paula A. Pryor

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined based on the stock price at the end of each fiscal year taking into account the probable outcome as of the end of the year for outstanding performance awards, as follows:

For the fiscal year ending December 31, 2021, represents actual achievement for the 2019 performance awards, achievement of maximum performance level for EPS and revenue and target performance level for ROE for the 2020 performance awards, and assumes the achievement of threshold performance level for EPS, target performance level for revenue and ROE, and no achievement under the TSR outperformance component for the 2021 performance award.

For the fiscal year ending December 31, 2022, represents actual achievement for the 2020 performance awards, assumes the achievement of a below-threshold performance level for EPS, target performance level for revenue, threshold performance level for ROE and no achievement under the TSR outperformance component for the 2021 performance awards, and assumes the achievement of a below-threshold performance level for EPS and ROE, threshold performance level for revenue and no achievement under the TSR outperformance component for the 2022 performance award.

For the fiscal year ending December 31, 2023, represents actual achievement for the 2021 performance awards, and assumes the achievement of a below-threshold performance level for EPS, revenue, and ROE and no achievement under the TSR outperformance component for the 2022 and 2023 performance awards.

For the fiscal year ending December 31, 2024, represents actual achievement for the 2022 performance awards, and assumes the achievement of a below-threshold performance level for EPS, revenue, and ROE and no achievement under the TSR outperformance component for the 2023 performance awards, and assumes the achievement of target performance level for EPS and revenue, and threshold performance level for ROE and no achievement under the TSR outperformance component for the 2024 performance awards.

For the fiscal year ending December 31, 2025, represents actual achievement for the 2023 performance awards, and assumes the achievement of a below-threshold performance level for EPS and ROE, between threshold and target performance level for revenue and no achievement under the TSR outperformance component for the 2024 performance awards, and assumes the achievement of threshold performance level for EPS, between threshold and target performance level for revenue, below-threshold performance level for ROE and no achievement under the TSR outperformance component for the 2025 performance awards. For the Value Creation Award, while no payouts are currently expected to be earned under this award, the fair value represents the estimated value based on future performance of the Company calculated through a Monte Carlo simulation analysis prepared by an independent third party.

The following table sets forth the adjustments we made in the pay-versus-performance table in order to arrive at the amount of compensation “actually paid” to our NEOs:

Adjustments to Determine Compensation “Actually Paid” for PEO ($)	2025
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(13,170,931)
Increase in Fair Value of Awards Granted during year that Remain Unvested as of Year-end, determined as of Year-end	5,630,897
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(3,528,456)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(178,770)
Total Adjustments	(11,247,260)

Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs (Average)($)	2025
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(1,196,683)
Increase in Fair Value of Awards Granted during year that Remain Unvested as of Year-end, determined as of Year-end	787,592
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(784,045)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(58,494)
Total Adjustments	(1,251,630)
(2)	Represents the value of an investment of $100 on December 31, 2020, and that all dividends, if any, were reinvested.

Company Selected Measure Name	Diluted Earnings Per Share
Named Executive Officers, Footnote

Year	PEO	Non-PEO NEOs
2025	William M. Walker	Gregory A. Florkowski, Stephen P. Theobald, Daniel J. Groman and Paula A. Pryor

2024	William M. Walker	Gregory A. Florkowski, Stephen P. Theobald, Daniel J. Groman and Paula A. Pryor

2023	William M. Walker	Gregory A. Florkowski, Howard W. Smith, Stephen P. Theobald, and Richard M. Lucas
2022	William M. Walker	Gregory A. Florkowski, Howard W. Smith, Stephen P. Theobald, Richard M. Lucas and Paula A. Pryor

2021	William M. Walker	Stephen P. Theobald, Howard W. Smith, Richard M. Lucas and Paula A. Pryor

PEO Total Compensation Amount	$ 15,500,252	$ 7,575,160	$ 4,821,113	$ 4,775,116	$ 7,558,968
PEO Actually Paid Compensation Amount	$ 4,252,992	8,601,703	4,679,223	(7,712,630)	19,975,036
Adjustment To PEO Compensation, Footnote

The following table sets forth the adjustments we made in the pay-versus-performance table in order to arrive at the amount of compensation “actually paid” to our NEOs:

Adjustments to Determine Compensation “Actually Paid” for PEO ($)	2025
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(13,170,931)
Increase in Fair Value of Awards Granted during year that Remain Unvested as of Year-end, determined as of Year-end	5,630,897
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(3,528,456)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(178,770)
Total Adjustments	(11,247,260)

Non-PEO NEO Average Total Compensation Amount	$ 2,139,390	2,256,593	2,033,001	1,899,621	2,928,087
Non-PEO NEO Average Compensation Actually Paid Amount	$ 887,760	2,312,669	2,042,895	(2,818,053)	7,305,891
Adjustment to Non-PEO NEO Compensation Footnote

The following table sets forth the adjustments we made in the pay-versus-performance table in order to arrive at the amount of compensation “actually paid” to our NEOs:

Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs (Average)($)	2025
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(1,196,683)
Increase in Fair Value of Awards Granted during year that Remain Unvested as of Year-end, determined as of Year-end	787,592
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(784,045)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(58,494)
Total Adjustments	(1,251,630)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following reflects the financial measures that we have determined represent the most important financial measures used to link compensation actually paid to performance for 2025:

Most Important Financial Measures for 2025
Diluted Earnings Per Share
Return on Equity (ROE)
Total Revenues
Adjusted EBITDA

Total Shareholder Return Amount	$ 74.68	116.46	129.65	88.85	167
Peer Group Total Shareholder Return Amount	149.81	137.17	115.27	109.58	127.44
Net Income (Loss)	$ 56,250,000	$ 108,170,000	$ 107,360,000	$ 213,820,000	$ 265,760,000
Company Selected Measure Amount | $ / shares	1.64	3.19	3.18	6.36	8.15
PEO Name	William M. Walker
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Equity (ROE)
Measure:: 3
Pay vs Performance Disclosure
Name	Total Revenues
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,247,260)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,170,931)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,630,897
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,528,456)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(178,770)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,251,630)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,196,683)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	787,592
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(784,045)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (58,494)